Investor A Shares Institutional Sharesand Investor C Shares [Member] Expense Example, No Redemption - Investor A, C and Institutional - BlackRock Inflation Protected Bond Portfolio - Investor C Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 195
Expense Example, No Redemption, 3 Years	624
Expense Example, No Redemption, 5 Years	1,079
Expense Example, No Redemption, 10 Years	$ 2,196